Pension and Other Postretirement Benefits - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Defined Benefit Plan Disclosure [Line Items]
Employer contributions	$ 11	$ 11	$ 33	$ 33
Defined benefit plan, expected future employer contributions, current fiscal year	$ 11		$ 11